Filed with the Securities and Exchange Commission on August 11, 2023
Registration No. 333-142456

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
(Check appropriate box or boxes)

SEPARATE ACCOUNT No. 66
(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
1290 Avenue of the Americas, New York, New York 10104
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (212) 554‑1234

SHANE DALY
Vice President and Associate General Counsel
Equitable Financial Life Insurance Company
1290 Avenue of the Americas, New York, New York 10104
(Names and Addresses of Agents for Service (212)554-1234)

Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	On (date) pursuant to paragraph (a) (1) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.
Title of Securities Being Registered:
Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE
This Post-Effective Amendment No. 27 (“PEA”) to the Form N-4 Registration Statement No. 333-142456 (“Registration Statement”) of Equitable Financial Life Insurance Company (“Equitable Financial”) and its Separate Account No. 66 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This Post-Effective Amendment No. 27 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 25, filed on April 21, 2023, and in Part B of Post-Effective Amendment No. 26, filed on May 22, 2023.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses listed below

This Supplement updates certain information in the most recent prospectus (the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed reorganization involving Portfolios of EQ Premier VIP Trust underlying your contract or policy (the “Reorganization”).

Subject to shareholder approval, effective on or about November 11, 2023 (the “Reorganization Date”), each Portfolio of EQ Premier VIP Trust (an “Acquired Trust Portfolio”) will reorganize into a substantially identical, newly created Portfolio of EQ Advisors Trust (an “Acquiring Trust Portfolio”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of each Acquired Trust Portfolio and corresponding Acquiring Trust Portfolio are substantially identical, and Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additional information about the Reorganization can be found in the combined proxy statement/prospectus by EQ Advisors Trust.

The table below lists the Acquired and Acquiring Trust Portfolios involved in the Reorganization. Please note that not all Acquired Trust Portfolios may be available currently under your contract or policy.

Acquired Trust Portfolios of EQ Premier VIP Trust	Reorganization on or about November 11, 2023	Acquiring Trust Portfolios of EQ Advisors Trust

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

If the Reorganization is approved by shareholders, then on the Reorganization Date:

—
Each Acquired Trust Portfolio under your contract or policy will be removed as an investment option, and the corresponding Acquiring Trust Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). All references in the Prospectus to the EQ Premier VIP Trust will be deleted in their entirety and replaced with references to EQ Advisors Trust.

—
If you have account value allocated to an Acquired Trust Portfolio, your contract or policy will be automatically credited with interest in the corresponding Acquiring Trust Portfolio. Your interest in the Acquiring Trust Portfolio immediately after the Reorganization will be equal to your interest in the removed Acquired Trust Portfolio immediately prior to the Reorganization. There will be no financial impact on your contract or policy.

—	You will not bear any of the expenses related to the Reorganization, and the Reorganization will not result in any tax consequences for you.

—
All allocation elections and instructions that include the Acquired Trust Portfolios will be automatically updated to replace the Acquired Trust Portfolios with the corresponding Acquiring Trust Portfolios.

New Biz/Inforce – 498 Annuities/Life	Catalog No. 800079
#884311

No action is required on your part. You may continue to transfer your account value between and among the investment options prior to and after the Reorganization, as usual. For more information, please contact your financial professional or contact our customer service representative.

Acquired Trust Portfolios	Contract or Policy

Target 2015 Allocation	Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Target 2025 Allocation Target 2035 Allocation Target 2045 Allocation Target 2055 Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive LifeSM Legacy

EQ/Aggressive Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Moderate-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive Life LegacySM; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

2

Acquired Trust Portfolios	Contract or Policy

EQ/Moderate Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select)

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21;

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

3

Acquired Trust Portfolios	Contract or Policy

EQ/Core Plus Bond
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Retirement Investment Account®; Accumulator® Series 11.0; Accumulator® Series 13.0; Accumulator® Series 13A; Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive Life Legacy®; VUL Legacy®; VUL Optimizer; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

Variable Annuity and Life Product List

Annuity Contracts

300+ Series
Accumulator®[1]
Accumulator® Elite®[1]
Accumulator® Plus®[1]
Accumulator® Select®[1]
Accumulator® Series 11.0
Accumulator® Series 13.0
Accumulator® Series 13A
American Dental Association Members Retirement Program
EQUI-VEST® Employer Sponsored Retirement Plans
EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM
EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM
EQUI-VEST® New Jersey ACTS
EQUI-VEST® (Series 100‑500)
EQUI-VEST® (Series 201)
EQUI-VEST® (Series 202)
EQUI-VEST® (Series 700)
EQUI-VEST® (Series 701
EQUI-VEST® (Series 800)
EQUI-VEST® (Series 801)
EQUI-VEST® (Series 900)
EQUI-VEST® (Series 901)
EQUI-VEST® (Series 902)
Investment Edge® 15.0
Investment Edge® 21
Members Retirement Program
Momentum
Momentum Plus

Retirement Investment Account®
Retirement Cornerstone® Series
Retirement Cornerstone® Series 12.0
Retirement Cornerstone® Series 13.0
Retirement Cornerstone® Series 15.0
Retirement Cornerstone® Series 15A
Retirement Cornerstone® Series 15B
Retirement Cornerstone® Series 17
Retirement Cornerstone® Series 17 Series E
Retirement Cornerstone® Series 19
Retirement Cornerstone® Series 19 Series E
Variable Immediate Annuity

Life Policies

COIL Institutional SeriesSM (Series 160)
COIL Institutional SeriesSM (Series 162)
Equitable AdvantageSM
Incentive Life®
Incentive Life® ’02
Incentive Life® ’06
Incentive Life Legacy®
Incentive Life Legacy® II
IncentiveLife Legacy® III
Incentive Life Optimizer®
Incentive Life Optimizer® II
IncentiveLife Optimizer® III
Survivorship Incentive LifeSM Legacy
VUL Legacy®
VUL Optimizer®
VUL Survivorship

[1]	Not applicable for Accumulator Series 9.0

4

Equitable Financial Life Insurance Company
Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses, initial summary prospectuses and updating summary prospectuses listed below

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and/or updating summary prospectuses for variable annuity contracts and life policies and in any, notice and supplements to those prospectuses, initial summary prospectuses and/or updating summary prospectuses (collectively, the “Prospectuses” listed in this Supplement). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract or policy.

EQ/T. Rowe Price Growth Stock Portfolio (the “Portfolio”) Fund Name, Investment Adviser, Current Expenses and Sub‑Adviser Changes

Effective on or about July 31, 2023, the current sub‑adviser was removed, while the Investment Adviser, Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additionally, the Portfolio’s Current Expenses will be reduced and the Portfolio’s name was changed, as described in the table below. Accordingly, all references to the Portfolio in the Prospectus are also changed.

	Current Portfolio Name		New Portfolio Name
Portfolio Name	EQ/T. Rowe Price Growth Stock Portfolio*		EQ/JPMorgan Growth Stock Portfolio
Portfolio Sub‑Adviser	T. Rowe Price Associates, Inc.		J.P. Morgan Investment Management Inc.
Current Expenses	Class IA and Class IB Shares	Class K Shares	Class IA and Class IB Shares	Class K Shares
	1.00%^	0.75%^	0.96%^	0.71%^
*	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Annuity and Life Product List

Annuity Contracts

Accumulator® Series 11.0

Accumulator® Series 13.0

Accumulator® Series 13A

American Dental Association Members Retirement Program

EQUI-VEST® At Retirement ‘06 (Contracts purchased prior to July 20, 2009)

EQUI-VEST® Employer Sponsored    Retirement Plans

EQUI-VEST® Employer-Sponsored Retirement Plans    TSA AdvantageSM

EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM

EQUI-VEST® New Jersey ACTS

EQUI-VEST® (Series 100‑500)

EQUI-VEST® (Series 201)

EQUI-VEST® (Series 202)

EQUI-VEST® (Series 700)

EQUI-VEST® (Series 701

EQUI-VEST® (Series 800)

EQUI-VEST® (Series 801)

EQUI-VEST® (Series 900)

EQUI-VEST® (Series 901)

EQUI-VEST® (Series 902)

Investment Edge®

Investment Edge® 15.0

Investment Edge® 21

Members Retirement Program

Momentum

Momentum Plus

Retirement Investment Account®

Retirement Cornerstone® Series

Retirement Cornerstone® Series 12.0

Retirement Cornerstone® Series 13.0

New Biz/Inforce/SAR - 498 convert and GW MAD Annuities/Life	Catalog No. 800077
#397642

Retirement Cornerstone® Series 15.0

Retirement Cornerstone® Series 15A

Retirement Cornerstone® Series 15B

Retirement Cornerstone® Series 15.0 Series E

Retirement Cornerstone® Series 15A Series E

Retirement Cornerstone® Series 15B Series E

Retirement Cornerstone® Series 17

Retirement Cornerstone® Series 17 Series E

Retirement Cornerstone® Series 19

Retirement Cornerstone® Series 19 Series E

Life Policies

COIL Institutional SeriesSM (Series 160)

COIL Institutional SeriesSM (Series 162)

Corporate Owned Incentive Life®

Corporate Sponsored Variable Universal Life

Equitable AdvantageSM

Incentive Life®

Incentive Life® ’02

Incentive Life® ’06

Incentive Life Legacy®

Incentive Life Legacy® II

IncentiveLife Legacy® III

Incentive Life Optimizer®

Incentive Life Optimizer® II

IncentiveLife Optimizer® III

Survivorship Incentive LifeSM ‘99

Survivorship Incentive LifeSM ‘02

Survivorship Incentive LifeSM Legacy

VUL Legacy®

VUL Optimizer®

VUL Survivorship

2

PART C

OTHER INFORMATION

Item 27.	Exhibits

(a)	Board of Directors Resolutions.

(a)	Resolution establishing Separate Account No. 3 and Separate Account No. 4 dated April 17, 1969, previously filed with this Registration Statement on Form N-4 (File No. 333-142456) on April 22, 2022.

(b)	Resolution establishing Separate Account No. 10 dated June 21, 1979, previously filed with this Registration Statement on Form N-4 (File No. 333-142456) on April 22, 2022.

(c)	Resolution modifying Separate Account No. 3 dated November 20, 2000, previously filed with this Registration Statement on Form N-4 (File No. 333-142456) on April 22, 2022.

(b)	Custodial Agreements. Not Applicable.

(c)	Underwriting Contracts.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-7217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(a)(b)(xiv)

Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xv)

Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

(a)(b)(xvi)

Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

(a)(b)(xvii)

Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

(a)(b)(xviii)

Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

(b)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

(b)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(b)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(b)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(b)(iv)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(v)

Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(vi)

Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(vii)

Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(viii)

Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(ix)

Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(b)(x)

Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(b)(xi)

Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

(c)

Participation Agreement, dated as of April 25, 2002 among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

(c)(i)

Form of Amendment to Participation Agreement, dated as of April 3, 2018, by and among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

(c)(ii)

Third Amendment to Participation Agreement, entered into as of November 12, 2021, to Participation Agreement dated April 25, 2002, by and among Equitable Financial Life Insurance Company, Vanguard Variable Insurance Fund, The Van Guard Group, Inc., and Vanguard Marketing Corporation filed previously with this Form N-3 Registration Statement (File No. 333-142456) on April 22, 2022.

(d)

Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File No. 2-74667) filed on August 3, 1998.

(e)

Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC, and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File No. 33-58950), filed on April 19, 2001.

(f)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000. Incorporated by reference to Exhibit No. 3(e) to Registration Statement (File No. 33-58950) filed on April 19, 2001.

(g)

General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement No. (File No. 2-30070) on April 19, 2004.

(g)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(g)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(g)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(g)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(g)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(g)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(g)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed April 20, 2009.

(g)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(g)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(g)(x)

Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(g)(xi)

Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(g)(xii)

Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(g)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(g)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(g)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(g)(xvi)

Seventeeth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(g)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(g)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(g)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(g)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

(h)

Sales Agreement dated as of January 1, 1995 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

(i)

Administrative Services Agreement as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds, incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

(i)(i)

Amendment No. 1 to the Administrative Services Agreement effective as of March 1, 2018 to the Administrative Services Agreement dated as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

(d)	Contracts. (Including Riders and Endorsements)

(a)(1)

Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(a)(2)

Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(a)(3)

Form of Rider 8 to Group Annuity Contract AC 5000-83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(a)(4)

Form of Rider 9 to Group Annuity Contract AC 5000-83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(b)(1)

Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(b)(2)

Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(b)(3)

Form of Rider 8 to Group Annuity Contract AC 5000-83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(b)(4)

Form of Rider 9 to Group Annuity Contract AC 5000-83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, filed previously with this registration statement filed on Form N- 4 (File No. 333-142456) filed on April 22, 2022.

(c)(1)

Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated herein by reference to Exhibit 6(c)1 to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

(c)(2)

Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 2 to Registration No. 2-9983, filed on April 14, 1986.

(c)(3)

Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated herein by reference to Exhibit 6(c)3 to Post-Effective Amendment No. 6 to Registration No. 2-91983, filed on April 27, 1990.

(c)(4)

Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated herein by reference to Exhibit 6(c)4 to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on February 25, 1992.

(d)(1)

Exhibit 6(e) (Copy of Group Annuity Contract AC 6059, effective August 30, 1984, among the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

(d)(2)

Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

(d)(3)

Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

(d)(4)

Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(d)(5)

Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

(d)(6)

Form of Rider No. 5 to Group Annuity Contract No. AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

(d)(7)

Rider 11 Attached to and made part of Group Annuity Contract No. AC 6059 between AXA Equitable Life Insurance Company (“AXA Equitable”) and Reliance Trust Company, As Trustee, Contract Holder (form No. APC 10-035-14), previously filed with this Registration Statement on Form N-4 (File No. 333-142456) on April 23, 2015.

(d)(8)	Membership Retirement Program GIO Rider (Form No. APC 10-36-15 AC 6059 Rider 12), incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

(e)	Applications.

(a)

Retirement Investment Account Enrollment Forms - Including Participation and Enrollment Agreements, incorporated herein by reference to Exhibit 7(a) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

(b)(1)

Supplementary Agreement to Master Retirement Trust Participation Agreement, incorporated herein by reference to Exhibit 7(b)(1) to Post-Effective Amendment No. 2 to Registration No. 2-91983, filed on April 14, 1986.

(b)(2)

Supplementary Agreement B to Master Retirement Trust Participation Agreement (RIA Loans), incorporated herein by reference to Exhibit 7(b)(2) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 28, 1988.

(b)(3)

Form of Supplementary Agreement A to Master Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated herein by reference to Exhibit 7(b)(3) to Post-Effective Amendment No. 4 to Registration No. 2-91983, filed on April 30, 1991.

(b)(4)

Form of Supplementary Agreement to Master Retirement Trust Participation Agreement (The Bond Account), incorporated herein by reference to Exhibit 7(b)(4) to Post-Effective Amendment No. 8 to Registration No. 2-91983, filed on April 14, 1986.

(c)	Basic Installation Information Form, dated May, 1989, incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 9 to Registration Statement No. 2-91983, filed on April 24, 1992.

(d)	RIA Installation Agreement, dated May, 1989, incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 9 to Registration No. 2-91983, filed on April 24, 1992.

(e)

Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 33-17217 and 811-07953), filed on January 15, 2004.

(f)

Exhibit 11(e)(2) (Form of Association Members Retirement Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(g)

Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(h)

Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

(i)

Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(j)

Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(k)

Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(l)

Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement (File No. 333-114882) on Form N-3 covering Separate Account 4, filed on April 27, 2004.

(m)

Membership Retirement Program Form of IRS Pre-Approved Defined Contribution Prototype Plan and Trust Basic Plan Document [DC-BPD #03] as filed with the Internal Revenue Service in April 2012, is incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

(f)	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(ii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts. Not Applicable.

(h)	Participation Agreements.

(a)

Exhibit 7(k) (Form of Participation Agreement for the standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(b)

Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(c)

Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

(d)

Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

(e)

Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

(f)

Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 21, 1987.

(f)(1)	Members Retirement Program Enrollment Form filed previously with this Form N-4 Registration Statement (File No. 333-142456) on April 23, 2021.

(f)(2)	Members Retirement Program Enrollment Form (03/2022) previously filed with this Form N-4 Registration Statement (File No. 333-142456) on April 22, 2022

(f)(3)	Membership Retirement Program Enrollment Form filed previously with this Registration Statement (File No. 333-142456) on April 21, 2023.

(g)

Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

(h)

Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(i)

Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(j)

Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(k)

Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(l)

Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(m)

Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(n)

Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(o)

Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(p)

Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(q)

Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

(r)

Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(s)

Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

(t)

Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

(u)

Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-124410 on Form N-3 of Registrant, filed April 27, 2006.

(i)	Administrative Contracts. Not Applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion of Shane Daly, Esq., Vice President and Associate General Counsel of Equitable Financial, as to the legality of the securities being registered, filed herewith.

(l)	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney filed herewith.

(m)	Omitted Financial Statements. Not applicable.

(n)	Initial Capital Agreements. Not applicable.

(o)	Form of Initial Summary Prospectus. Incorporated herein by reference to Post-Effective Amendment No.19 to this Registration Statement (File No. 333-142456) on Form N-4 filed November 5, 2021.

ITEM 28.	DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company 1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA 25, Avenue Matignon 75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors 20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

Item 29.	Persons Controlled by or under Common Control with Equitable Financial or Registrant

Separate Account Nos. 3, 4, 10 and 66 (the "Separate Account") are each separate accounts of Equitable Financial Life Insurance Company. Equitable Financial, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the "Holding Company").

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2023 is incorporated herein by reference to Registration Statement (File No. 333-142456) on Form N-4 filed May 22, 2023.

Item 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company ("Equitable Financial") provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriter

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Advisors, LLC.

Presently, there is no Principal Underwriter of the Members Retirement Program contracts. Equitable Financial provides marketing and sales services for distribution of the Members Retirement Program contracts. For the Members Retirement Program Contracts, no commissions are paid; however, incentive compensation is paid to Equitable Financial employees who provide these services, based upon first year plan contributions and number of plans sold.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) Equitable Advisors, LLC, an affiliate of Equitable Financial and Equitable Financial Life Insurance Company of America are the principal underwriters for Equitable Financial’s Separate Accounts A, 301, 45, 49, 70, I, FP, EQ Premier VIP Trust and EQ Advisors Trust; and of Equitable America Variable Account A, Equitable America Variable Account K and Equitable America Variable Account L. Equitable Advisors's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

Presently, there is no Principal Underwriter of the Members Retirement Program contracts.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of Equitable Advisors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

* Principal Business Address:

1290 Avenue of the Americas, NY, NY 10104

(c)

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSION	OTHER COMPENSATION
Equitable Advisors, LLC	N/A	$0	$0	$0

Item 32.	Location of Accounts and Records

Not Applicable.

Item 33.	Management Services

Not applicable.

Item 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Depositor under the Contract.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 11th day of August, 2023.

Separate Account No. 66
(Registrant)

Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye Mark Pearson Arlene Isaacs-Lowe Craig MacKay	Bertram L. Scott George Stansfield Charles G.T. Stonehill Joan Lamm-Tennant Francis Hondal

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
August 11, 2023